UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23959
Capital Group Completion Fund Series
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
ITEM 1 - Reports to Stockholders
ANNUAL SHAREHOLDER REPORT
Capital Group Core Bond Completion Fund
CBCFX
for the period ended December 31, 2024
This annual shareholder report contains important information about Capital Group Core Bond Completion Fund (the "fund") for the period from September 13, 2024, commencement of operations, to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/CGCBCF-M
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the period?
(based on a hypothetical $
10,000
investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CBCFX	$ 0 *	0.00% †
*
Based on operations for the period from September 13, 2024 to December 31, 2024. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s

shares lost 2.54% for the period from September 13, 2024 to December 31, 2024. That result compares with a 3.51% loss for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/CGCBCF-M
.
What factors influenced results
Since the fund’s inception, the U.S. Federal Reserve (Fed) lowered its policy rate three times. The Fed cut rates by 50 basis points in September, followed by 25 basis point cuts in November and December. While shorter term bond yields fell significantly since the Fed’s initial cut, longer term yields rose. This upward trend in longer term yields primarily reflected the bond market’s anticipation of stronger U.S. economic growth and higher future inflation expectations.
Consistent with its investment objective, the fund’s managers sought to provide as high a level of current income as is consistent with preservation of capital. To that end, a plurality of the fund’s assets is invested in high-quality corporate bonds, with additional holdings in mortgage-backed and asset-backed securities. The fund also has small positions in both U.S. Treasuries and high-yield (rated below BBB) securities.
As an investor in Capital Group’s Core Bond Separately Managed Account (SMA), you are also a shareholder in this fund; the SMA invests part of its assets in this fund as a foundation for further investment in pursuit of the SMA’s objectives. As this fund is only a part of your SMA investment and serves to complement the individual bond holdings for the strategy, it is an incomplete representation of the total portfolio. Accordingly, we encourage you to consider the SMA’s results as a whole.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
Since inception 1
Capital Group Core Bond Completion Fund 2	(2.54) %
Bloomberg U.S. Aggregate Index 3	(3.51) %
1
The fund began investment operations on September 13, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 29
Total number of portfolio holdings	203
Total advisory fees paid (in millions)	None
Portfolio turnover rate including mortgage dollar roll transactions	27%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes
derivatives
.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFMXARX-150-0225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
December 31, 2024	None	None	None	None
December 31, 2023	None	None	None	None
Adviser and Affiliates2
December 31, 2024	Not Applicable	44,000	None	None
December 31, 2023	Not Applicable	None	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
December 31, 2024	44,000
December 31, 2023	None

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group Core Bond Completion Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2024
Lit. No. MFGEFP4-150-0225 © 2025 Capital Group. All rights reserved.

Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 96.79%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 58.83%
Financials 24.00%
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,2]	USD200	$209
	American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034)[2]	100	99
	Aon North America, Inc. 5.15% 3/1/2029	155	155
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[2]	42	43
	Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029)[2]	471	452
	Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[2]	100	100
	BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[1,2]	250	251
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,2]	200	202
	Capital One Financial Corp. 5.463% 7/26/2030 (USD-SOFR + 1.56% on 7/26/2029)[2]	167	168
	Chubb INA Holdings, LLC 5.00% 3/15/2034	59	58
	Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[2]	352	342
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[2]	187	190
	Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[2]	643	629
	Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[2]	171	169
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[2]	494	504
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[2]	237	213
	Intesa Sanpaolo SpA 5.71% 1/15/2026[1]	312	312
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[2]	441	439
	M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[2]	160	164
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[2]	575	563
	Navient Corp. 5.625% 8/1/2033	50	43
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[2]	171	174
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]	22	22
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[2]	56	57
	Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[2]	101	100
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[2]	206	208
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[1,2]	512	520
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[2]	540	548
			6,934

Health care 6.33%
	AbbVie, Inc. 5.40% 3/15/2054	192	185
	Amgen, Inc. 5.65% 3/2/2053	134	129
	Baxter International, Inc. 2.539% 2/1/2032	42	35
	Becton, Dickinson and Co. 5.081% 6/7/2029	66	66
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	208	202
	Centene Corp. 4.625% 12/15/2029	377	357
	CVS Health Corp. 5.70% 6/1/2034	179	176
	Gilead Sciences, Inc. 5.55% 10/15/2053	66	65
	HCA, Inc. 3.625% 3/15/2032	58	51
	Medline Borrower, LP 3.875% 4/1/2029[1]	90	83
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	115	108
	Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036	230	231
	UnitedHealth Group, Inc. 5.625% 7/15/2054	137	133
	Viatris, Inc. 4.00% 6/22/2050	8	6
			1,827

Utilities 6.08%
	Consumers Energy Co. 4.625% 5/15/2033	60	58
	Eversource Energy 5.50% 1/1/2034	35	35
	FirstEnergy Corp. 2.65% 3/1/2030	290	257
	Georgia Power Co. 5.25% 3/15/2034	119	118
	Pacific Gas and Electric Co. 2.50% 2/1/2031	934	799
	PacifiCorp 5.50% 5/15/2054	178	167
	Southern California Edison Co. 5.20% 6/1/2034	326	323
			1,757

1	Capital Group Core Bond Completion Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer discretionary 5.29%
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	USD200	$206
	Bath & Body Works, Inc. 6.875% 11/1/2035	50	51
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	678	703
	General Motors Financial Co., Inc. 4.90% 10/6/2029	145	143
	Home Depot, Inc. 4.95% 6/25/2034	114	113
	Hyundai Capital America 4.30% 9/24/2027[1]	282	277
	Marriott International, Inc. 5.35% 3/15/2035	36	36
			1,529

Energy 4.77%
	Apache Corp. 4.25% 1/15/2030	113	106
	Baytex Energy Corp. 7.375% 3/15/2032[1]	75	73
	Ecopetrol SA 8.875% 1/13/2033	95	97
	Occidental Petroleum Corp. 5.55% 10/1/2034	118	115
	Petroleos Mexicanos 6.50% 3/13/2027	885	856
	Sunoco, LP 4.50% 5/15/2029	90	85
	TotalEnergies Capital SA 5.488% 4/5/2054	49	47
			1,379

Real estate 3.68%
	Boston Properties, LP 3.25% 1/30/2031	398	350
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	158	159
	Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	120	108
	Iron Mountain, Inc. 6.25% 1/15/2033[1]	35	35
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	35	36
	Prologis, LP 5.125% 1/15/2034	80	79
	VICI Properties, LP 4.75% 2/15/2028	298	296
			1,063

Industrials 3.24%
	Boeing Co. (The) 6.298% 5/1/2029	345	358
	Carrier Global Corp. 5.90% 3/15/2034	62	64
	CSX Corp. 4.90% 3/15/2055	58	52
	Honeywell International, Inc. 5.00% 3/1/2035	54	53
	Icahn Enterprises, LP 5.25% 5/15/2027	200	190
	RTX Corp. 5.75% 1/15/2029	160	165
	Union Pacific Corp. 4.95% 5/15/2053	58	53
			935

Communication services 1.71%
	AT&T, Inc. 5.40% 2/15/2034	80	80
	CCO Holdings, LLC 4.75% 3/1/2030[1]	75	69
	Charter Communications Operating, LLC 4.40% 4/1/2033	94	84
	Comcast Corp. 5.65% 6/1/2054	78	75
	Sirius XM Radio, LLC 3.875% 9/1/2031[1]	75	63
	T-Mobile USA, Inc. 5.15% 4/15/2034	67	66
	Verizon Communications, Inc. 4.78% 2/15/2035[1]	61	58
			495

Consumer staples 1.64%
	BAT Capital Corp. 6.421% 8/2/2033	166	176
	Constellation Brands, Inc. 4.90% 5/1/2033	53	51
	Philip Morris International, Inc. 5.25% 9/7/2028	242	246
			473

Information technology 1.39%
	Broadcom, Inc. 5.05% 7/12/2029	256	257
	Broadcom, Inc. 4.80% 10/15/2034	6	6
	Cisco Systems, Inc. 5.05% 2/26/2034	139	138
			401

Capital Group Core Bond Completion Fund	2

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Materials 0.70%
	Celanese US Holdings, LLC 6.165% 7/15/2027	USD20	$20
	Celanese US Holdings, LLC 6.60% 11/15/2028	10	10
	Celanese US Holdings, LLC 6.33% 7/15/2029	10	10
	Celanese US Holdings, LLC 6.80% 11/15/2030	10	10
	Consolidated Energy Finance SA 5.625% 10/15/2028[1]	150	123
	Dow Chemical Co. (The) 5.60% 2/15/2054	29	28
			201
	Total corporate bonds, notes & loans		16,994
Asset-backed obligations 17.07%
	Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[1,3]	325	330
	Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,3]	150	149
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028[1,3]	365	370
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029[1,3]	100	103
	Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[1,3]	100	100
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,3]	471	447
	Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036[1,3]	208	210
	CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,3]	311	286
	Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[3]	72	72
	Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028[3]	53	53
	Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[1,3]	243	243
	EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032[1,3]	100	100
	GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[1,3]	49	49
	Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,3]	247	240
	Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.531% 7/23/2032[1,3,4]	250	252
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,3]	160	161
	New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061[1,3]	100	90
	OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,3]	100	98
	PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,3]	41	41
	PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 5.247% 1/15/2028[1,3,4]	500	502
	PFS Financing Corp., Series 2024-A, Class B, (30-day Average USD-SOFR + 1.30%) 5.697% 1/15/2028[1,3,4]	150	150
	SMB Private Education Loan Trust, Series 2021-A, Class A2B, 1.59% 1/15/2053[1,3]	215	194
	Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,3]	113	107
	Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,3]	277	251
	Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,3]	223	223
	Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[1,3]	111	111
			4,932
Mortgage-backed obligations 12.27%
Collateralized mortgage-backed obligations (privately originated) 7.37%
	Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[1,2,3]	150	150
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,3,4]	110	107
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.619% 9/25/2044[1,3,4]	26	26
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.169% 9/25/2044[1,3,4]	25	25
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[1,3,4]	345	301
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.469% 4/25/2042[1,3,4]	50	52
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.919% 5/25/2042[1,3,4]	330	346
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.569% 10/25/2044[1,3,4]	217	217
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 6.019% 10/25/2044[1,3,4]	21	21
	JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055[1,3,4]	53	53
	MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[1,2,3]	100	101

3	Capital Group Core Bond Completion Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,2,3]	USD366	$368
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,3,4]	126	124
	Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[1,3,4]	139	138
	Verus Securitization Trust, Series 2024-9, Class A1, 5.493% 11/25/2069[1,3,4]	100	100
			2,129

Commercial mortgage-backed securities 4.21%
	Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034[3,4]	53	53
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057[3]	203	208
	Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.455% 12/15/2056[3,4]	300	322
	BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.355% 8/15/2056[3,4]	300	316
	BMO Mortgage Trust, Series 2024-C10, Class AS, 5.729% 11/15/2057[3,4]	49	49
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[3,4]	100	102
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 6.115% 12/15/2039[1,3,4]	100	100
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057[3]	65	67
			1,217

Federal agency mortgage-backed obligations 0.69%
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[3]	135	136
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[3]	63	63
			199
	Total mortgage-backed obligations		3,545
U.S. Treasury bonds & notes 5.51%
U.S. Treasury 4.09%
	U.S. Treasury 4.375% 12/31/2029	280	280
	U.S. Treasury 4.125% 11/30/2031	5	5
	U.S. Treasury 3.875% 8/15/2034	35	33
	U.S. Treasury 4.25% 11/15/2034	719	700
	U.S. Treasury 4.25% 8/15/2054[5]	179	164
			1,182

U.S. Treasury inflation-protected securities 1.42%
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[5,6]	277	270
	U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[6]	64	63
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[5,6]	52	42
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[6]	37	34
			409
	Total U.S. Treasury bonds & notes		1,591
Municipals 1.58%
Illinois 1.58%
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	25	25
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	320	309
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	122	121
			455
Bonds & notes of governments & government agencies outside the U.S. 1.53%
	Greece (Hellenic Republic of) 0.75% 6/18/2031	EUR280	254
	United Mexican States 6.00% 5/7/2036	USD200	189
			443
	Total bonds, notes & other debt instruments (cost: $28,637,000)		27,960

Capital Group Core Bond Completion Fund	4

Short-term securities 2.44%	Shares	Value (000)
Money market investments 2.44%
Capital Group Central Cash Fund 4.50%[7,8]	7,064	$706
Total short-term securities (cost: $706,000)		706
Total investment securities 99.23% (cost: $29,343,000)		28,666
Other assets less liabilities 0.77%		223
Net assets 100.00%		$28,889
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
30 Day Federal Funds Futures	Long	1	3/3/2025	USD399	$— [9]
3 Month SOFR Futures	Long	2	3/19/2025	478	— [9]
3 Month SOFR Futures	Long	6	9/17/2025	1,439	(13)
3 Month SOFR Futures	Long	3	3/18/2026	720	1
2 Year U.S. Treasury Note Futures	Long	91	4/3/2025	18,711	(12)
5 Year U.S. Treasury Note Futures	Long	74	4/3/2025	7,867	(52)
10 Year U.S. Treasury Note Futures	Long	37	3/31/2025	4,024	(57)
10 Year Ultra U.S. Treasury Note Futures	Short	38	3/31/2025	(4,230)	50
20 Year U.S. Treasury Note Futures	Long	1	3/31/2025	114	(2)
30 Year Ultra U.S. Treasury Bond Futures	Short	14	3/31/2025	(1,665)	43
					$(42)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
JPY	22,531	EUR	145	UBS AG	1/10/2025	$(6)
USD	252	EUR	240	Morgan Stanley	1/23/2025	4
USD	447	JPY	68,496	UBS AG	1/27/2025	10
JPY	46,534	CHF	270	BNP Paribas	1/27/2025	(2)
						$6
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.3125%	Annual	10/7/2029	USD69	$2	$—	$2
SOFR	Annual	3.455%	Annual	10/7/2029	69	2	—	2
SOFR	Annual	3.4445%	Annual	10/7/2029	35	1	—	1
SOFR	Annual	3.4805%	Annual	10/7/2029	35	1	—	1
SOFR	Annual	3.551%	Annual	10/7/2029	69	1	—	1
SOFR	Annual	3.543%	Annual	10/7/2029	35	1	—	1
SOFR	Annual	3.965%	Annual	11/14/2029	198	1	—	1
SOFR	Annual	3.9195%	Annual	11/15/2029	50	— [9]	—	— [9]
SOFR	Annual	3.763%	Annual	12/12/2029	70	1	—	1

5	Capital Group Core Bond Completion Fund

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.3245%	Annual	10/2/2034	USD538	$32	$—	$32
8.90%	28-day	Overnight MXN-F-TIIE	28-day	11/10/2034	MXN581	(1)	—	(1)
8.895%	28-day	Overnight MXN-F-TIIE	28-day	11/10/2034	800	(1)	—	(1)
SOFR	Annual	3.378%	Annual	10/4/2049	USD290	29	—	29
						$69	$—	$69
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL200	$(3)	$—	$(3)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	226	(4)	—	(4)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	222	(4)	—	(4)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	200	(4)	—	(4)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	200	(4)	—	(4)
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	240	(4)	—	(4)
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	510	(4)	—	(4)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	300	(5)	—	(5)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	320	(5)	—	(5)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	400	(6)	—	(6)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	439	(8)	—	(8)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	450	(8)	—	(8)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	400	(8)	—	(8)
							$(67)	$—	$(67)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD540	$(42)	$(43)	$1
Investments in affiliates8

	Value at 9/13/2024 [10] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.44%
Money market investments 2.44%
Capital Group Central Cash Fund 4.50% [7]	$—	$6,739	$6,033	$— [9]	$— [9]	$706	$14

Capital Group Core Bond Completion Fund	6

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,661,000, which represented
33.44% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $342,000, which represented 1.18% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Rate represents the seven-day yield at 12/31/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Amount less than one thousand.
[10]	Commencement of operations.

Key to abbreviation(s)
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CME = CME Group
EUR = Euros
F-TIIE = Funding Equilibrium Interbank Interest Rate
G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
MXN = Mexican pesos
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

7	Capital Group Core Bond Completion Fund

Financial statements
Statement of assets and liabilities at December 31, 2024

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $28,637)	$27,960
Affiliated issuers (cost: $706)	706	$28,666
Cash		85
Unrealized appreciation on open forward currency contracts		14
Receivables for:
Sales of investments	4
Dividends and interest	320
Variation margin on futures contracts	16
Variation margin on centrally cleared swap contracts	2	342
		29,107
Liabilities:
Unrealized depreciation on open forward currency contracts		8
Bilateral swaps, at value		67
Payables for:
Purchases of investments	16
Dividends on fund’s shares	147
Services provided by related parties	(38)
Variation margin on futures contracts	17
Variation margin on centrally cleared swap contracts	1
Other	— *	143
Net assets at December 31, 2024		$28,889
Net assets consist of:
Capital paid in on shares of beneficial interest		$30,067
Total distributable earnings (accumulated loss)		(1,178)
Net assets at December 31, 2024		$28,889

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,007 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Capital Group Core Bond Completion Fund	$28,889	3,007	$9.61
*
Amount less than one thousand.
Refer to the notes to financial statements.

8

Financial statements (continued)
Statement of operations for the period September 13, 2024* to December 31, 2024

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$426
Dividends from affiliated issuers	14	$440
Fees and expenses:
Transfer agent services	— †
Registration statement and prospectus	43
Auditing and legal	— †
Custodian	— †
Other	— †
Total fees and expenses before reimbursements	43
Less reimbursements of fees and expenses:
Transfer agent services reimbursement	— †
Miscellaneous fee reimbursement	43
Total fees and expenses after reimbursements		—
Net investment income		440
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(83)
Affiliated issuers	— †
Futures contracts	(432)
Forward currency contracts	30
Swap contracts	17
Currency transactions	1	(467)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(677)
Affiliated issuers	— †
Futures contracts	(42)
Forward currency contracts	6
Swap contracts	3	(710)
Net realized gain (loss) and unrealized appreciation (depreciation)		(1,177)
Net increase (decrease) in net assets resulting from operations		$(737)
Statement of changes in net assets for the period September 13, 2024* to December 31, 2024

(dollars in thousands)
Operations:
Net investment income	$440
Net realized gain (loss)	(467)
Net unrealized appreciation (depreciation)	(710)
Net increase (decrease) in net assets resulting from operations	(737)
Distributions paid or accrued to shareholders	(442)
Net capital share transactions	30,068
Total increase (decrease) in net assets	28,889
Net assets:
Beginning of period	—
End of period	$28,889
*
Commencement of operations.
†
Amount less than one thousand.
Refer to the notes to financial statements.

9

Notes to financial statements
1. Organization

Capital Group Completion Fund Series (the “series”) was organized on April 16, 2024 as a Delaware statutory trust. The series currently consists of one underlying fund, Capital Group Core Bond Completion Fund (the “fund”). The series is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
The fund has one class of shares. Each share represents an interest in the same investment portfolio, and has pro rata rights as to voting, redemption, dividends and liquidation. Shares of the fund are available for purchase only by or on behalf of separately managed account clients where the fund’s adviser or an affiliate of the adviser has an agreement with the managed account program sponsor, or directly with the client, to provide management or advisory services to the managed account or the program sponsor for its use in managing such account. Shares of the fund are not generally available to the public.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Capital Group Core Bond Completion Fund	10

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each

11	Capital Group Core Bond Completion Fund

share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$16,994	$—	$16,994
Asset-backed obligations	—	4,932	—	4,932
Mortgage-backed obligations	—	3,545	—	3,545
U.S. Treasury bonds & notes	—	1,591	—	1,591
Municipals	—	455	—	455
Bonds & notes of governments & government agencies outside the U.S.	—	443	—	443
Short-term securities	706	—	—	706
Total	$706	$27,960	$—	$28,666

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$94	$—	$—	$94
Unrealized appreciation on open forward currency contracts	—	14	—	14
Unrealized appreciation on centrally cleared interest rate swaps	—	71	—	71
Unrealized appreciation on centrally cleared credit default swaps	—	1	—	1
Liabilities:
Unrealized depreciation on futures contracts	(136)	—	—	(136)
Unrealized depreciation on open forward currency contracts	—	(8)	—	(8)
Unrealized depreciation on bilateral interest rate swaps	—	(67)	—	(67)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2)	—	(2)
Total	$(42)	$9	$—	$(33)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Capital Group Core Bond Completion Fund	12

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet

13	Capital Group Core Bond Completion Fund

their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund buying or selling mortgage-related securities and simultaneously contracting to sell or repurchase, respectively, similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to sell or repurchase could rise above or drop below, respectively, their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may

Capital Group Core Bond Completion Fund	14

cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. To the extent that the fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $43,344,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

15	Capital Group Core Bond Completion Fund

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $1,094,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $2,044,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable

Capital Group Core Bond Completion Fund	16

obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $765,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$94	Unrealized depreciation*	$136
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	14	Unrealized depreciation on open forward currency contracts	8
Swap (centrally cleared)	Interest	Unrealized appreciation*	71	Unrealized depreciation*	2
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	67
Swap (centrally cleared)	Credit	Unrealized appreciation*	1	Unrealized depreciation*	—
			$180		$213

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(432)	Net unrealized appreciation (depreciation) on futures contracts	$(42)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	30	Net unrealized appreciation (depreciation) on forward currency contracts	6
Swap	Interest	Net realized gain (loss) on swap contracts	23	Net unrealized appreciation (depreciation) on swap contracts	2
Swap	Credit	Net realized gain (loss) on swap contracts	(6)	Net unrealized appreciation (depreciation) on swap contracts	1
			$(385)		$(33)
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

17	Capital Group Core Bond Completion Fund

The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2024, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Morgan Stanley	$4	$ —	$ —	$ —	$4
UBS AG	10	(6)	—	—	4
Total	$14	$ (6)	$ —	$ —	$8
Liabilities:
Bank of America	$4	$ —	$ —	$ —	$4
Barclays Bank PLC	27	—	—	—	27
BNP Paribas	18	—	—	—	18
Goldman Sachs	20	—	—	—	20
UBS AG	6	(6)	—	—	—
Total	$75	$ (6)	$ —	$ —	$69
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended December 31, 2024, the fund reclassified $1,000 from capital paid in on shares of beneficial interest to total accumulated loss to align financial reporting with tax reporting.

Capital Group Core Bond Completion Fund	18

As of December 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$207
Capital loss carryforward*	(563)
Gross unrealized appreciation on investments	234
Gross unrealized depreciation on investments	(908)
Net unrealized appreciation (depreciation) on investments	(674)
Cost of investments	29,350
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
Tax-basis distributions paid or accrued to shareholders from ordinary income were $442,000 during the period from September 13, 2024, commencement of operations, to December 31, 2024.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the period ended December 31, 2024, CRMC reimbursed transfer agent services fees of less than $1,000 for the fund’s shares. CRMC does not intend to recoup this reimbursement.
Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund during its startup period. For the year ended December 31, 2024, total fees and expenses reimbursed by CRMC were $43,000, which CRMC does not intend to recoup. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred), if any.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2024.

19	Capital Group Core Bond Completion Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period September 13, 2024* to December 31, 2024
Capital Group Core Bond Completion Fund	$30,068	3,007	$— †	— †	$— †	— †	$30,068	3,007
*
Commencement of operations.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $30,440,000 and $3,195,000, respectively, during the year ended December 31, 2024.
11. Ownership concentration

At December 31, 2024, CRMC held 100% of the fund’s outstanding shares. The ownership represents the seed money invested in the fund when it began operations on September 13, 2024.

Capital Group Core Bond Completion Fund	20

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements[3]	Ratio of expenses to average net assets after reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]

12/31/2024[4,5]	$10.00	$.15	$(.39 )	$(.24 )	$(.15 )	$—	$(.15 )	$9.61	(2.54)%[6]	$29	.49%[6]	— %[6]	5.03%[6]

Portfolio turnover rate for all share classes[7,8]	For the period December 31, 2024[4,5]
Excluding mortgage dollar roll transactions	23%
Including mortgage dollar roll transactions	27%

[1]	Based on average shares outstanding.
[2]
This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed a portion of transfer agent services fees for and/or reimbursed a portion of miscellaneous fees and expenses.

[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	For the period September 13, 2024, commencement of operations, through December 31, 2024.
[6]	Not annualized.
[7]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[8]	Refer to Note 5 for more information on mortgage dollar rolls.
Refer to the notes to financial statements.

21	Capital Group Core Bond Completion Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Capital Group Central Fund Series and Shareholders of Capital Group Core Bond Completion Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Capital Group Core Bond Completion Fund (the "Fund") as of December 31, 2024, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period September 13, 2024 (commencement of operations) through December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations, changes in its net assets, and the financial highlights for the period September 13, 2024 (commencement of operations) through December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
February 12, 2025
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

Capital Group Core Bond Completion Fund	22

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2024:
Section 163(j) interest dividends	$439,000
U.S. government income that may be exempt from state taxation	$68,000
Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

23	Capital Group Core Bond Completion Fund

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

Capital Group Core Bond Completion Fund	24

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an initial term through April 30, 2026, based on the recommendation of the board’s contracts committee. The board and the committee determined in the exercise of their business judgment that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interaction and familiarity with CRMC as trustees of many other funds managed by CRMC and  information furnished to them throughout the year and otherwise provided to them with respect to those other funds, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets will be managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services to be provided by CRMC to the fund under the agreement and other agreements. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services to be provided by CRMC should benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the manner in which CRMC proposed to manage the fund in light of its objective. They also considered the proposed investment policies and restrictions on the fund, and CRMC’s experience in managing similar funds.  The board and the committee concluded that CRMC’s record indicated that its management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee noted that the fund would be a completion fund used to facilitate exposure to certain portions of the market as an underlying holding in core bond separately managed accounts, and as such the fund would not pay an advisory fee.  They considered the limited other expenses and while such expenses were not expected to be borne by the fund, concluded that these expenses would be fair and reasonable in relation to the services, and that the fund’s shareholders would likely receive reasonable value in return. The board and the committee noted that CRMC would receive a management fee from participants in the separately managed account program.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s proposed relationship with the fund and the American Funds, and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that, since 2019, CRMC has borne the cost of third-party research. The board and the committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements, with all such amounts reimbursed to the fund by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

25	Capital Group Core Bond Completion Fund

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the fund, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the estimated profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity.

Capital Group Core Bond Completion Fund	26

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Completion Fund Series

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 07, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: March 07, 2025